Cover	Nov. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2025
Entity Registrant Name	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34460
Entity Tax Identification Number	13-3818604
Entity Address, Address Line One	1 Chisholm Trail
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	92131
City Area Code	512
Local Phone Number	238-9840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KTOS
Security Exchange Name	NASDAQ
Entity Central Index Key	0001069258
Amendment Flag	false